Schedule of Investments (unaudited) November 30, 2020	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.8%
Afterpay Ltd.(a)	54,363	$3,805,852
APA Group	633,753	4,833,254
Aristocrat Leisure Ltd.	179,759	4,246,522
ASX Ltd.	68,413	3,887,125
Aurizon Holdings Ltd.	1,209,567	3,787,896
Australia & New Zealand Banking Group Ltd.	699,122	11,662,955
BlueScope Steel Ltd.	314,610	3,964,129
Brambles Ltd.	770,545	6,222,827
Coca-Cola Amatil Ltd.	393,254	3,665,581
Cochlear Ltd.	23,299	3,784,142
Coles Group Ltd.	292,939	3,855,120
Commonwealth Bank of Australia	396,787	23,117,899
CSL Ltd.	113,725	24,919,934
Dexus	675,210	4,860,855
Evolution Mining Ltd.	869,060	3,182,624
Fortescue Metals Group Ltd.	499,317	6,707,215
Goodman Group	422,752	5,818,911
GPT Group (The)	1,043,800	3,630,266
Insurance Australia Group Ltd.	920,274	3,492,236
James Hardie Industries PLC	122,122	3,549,933
Lendlease Corp. Ltd.	341,954	3,567,879
Macquarie Group Ltd.	99,898	10,207,479
Mirvac Group	2,501,460	4,755,459
National Australia Bank Ltd.	749,268	12,637,529
Newcrest Mining Ltd.	190,790	3,785,918
Northern Star Resources Ltd.	321,004	2,982,667
QBE Insurance Group Ltd.	433,060	3,191,003
Ramsay Health Care Ltd.	86,422	4,015,028
Rio Tinto Ltd.	129,720	9,692,238
Seek Ltd.	192,569	3,696,352
Stockland	1,107,321	3,712,480
Sydney Airport	722,283	3,571,158
Tabcorp Holdings Ltd.	1,198,731	3,391,815
Transurban Group	816,496	8,434,926
Wesfarmers Ltd.	207,442	7,558,614
Westpac Banking Corp.	866,410	12,851,281
Woodside Petroleum Ltd.	590,678	9,736,345
Woolworths Group Ltd.	253,962	6,920,139

		247,703,586

Austria — 0.3%
Erste Group Bank AG(a)	126,171	3,637,309
OMV AG	193,117	6,560,583

		10,197,892

Belgium — 0.9%
Anheuser-Busch InBev SA/NV	207,945	13,899,797
KBC Group NV(a)	94,363	6,592,015
Solvay SA	33,510	3,841,712
UCB SA	33,473	3,586,017
Umicore SA	83,461	3,750,839

		31,670,380

Denmark — 2.7%
AP Moller - Maersk A/S, Class A	2,187	4,154,333
Carlsberg AS, Class B	54,646	8,153,210
Chr Hansen Holding A/S(a)	34,364	3,338,927
Coloplast A/S, Class B	31,468	4,711,224
DSV PANALPINA A/S	42,559	6,734,205
Genmab A/S(a)	16,948	6,520,452
GN Store Nord A/S	48,723	3,977,707

Security	Shares	Value

Denmark (continued)
Novo Nordisk A/S, Class B	476,324	$32,127,470
Novozymes A/S, Class B	60,142	3,449,527
Orsted A/S(b)	58,587	10,582,851
Pandora A/S	37,300	3,746,484
Vestas Wind Systems A/S	55,752	11,428,152

		98,924,542

Finland — 0.9%
Elisa OYJ	65,839	3,544,046
Kesko OYJ, Class B	170,975	4,499,444
Neste OYJ	135,738	9,121,931
Nokia OYJ(a)	1,553,226	6,219,548
UPM-Kymmene OYJ	224,778	7,426,447
Wartsila OYJ Abp	381,963	3,601,317

		34,412,733

France — 11.2%
Air Liquide SA	84,603	13,930,464
Airbus SE(a)	127,092	13,337,362
Alstom SA(a)	71,115	3,802,527
Amundi SA(a)(b)	46,572	3,721,388
Atos SE(a)	55,628	5,115,763
AXA SA	646,021	15,232,841
BNP Paribas SA(a)	285,576	14,677,095
Bouygues SA	86,602	3,457,943
Capgemini SE	42,442	5,904,446
Carrefour SA	211,221	3,469,055
Cie. de Saint-Gobain(a)	112,579	5,362,437
Cie. Generale des Etablissements Michelin SCA	56,276	7,031,294
CNP Assurances(a)	250,660	4,002,855
Credit Agricole SA(a)	328,008	3,795,720
Danone SA	193,018	12,435,629
Dassault Systemes SE	40,818	7,570,544
Edenred	67,293	3,858,166
Eiffage SA(a)	35,829	3,520,408
Electricite de France SA	262,769	3,996,631
Engie SA(a)	404,872	5,990,886
EssilorLuxottica SA(a)	52,778	7,661,191
Gecina SA	23,750	3,616,560
Getlink SE(a)	218,195	3,641,016
Hermes International	4,174	4,081,226
Kering SA	18,805	13,609,191
Legrand SA	58,049	4,928,722
L’Oreal SA	77,536	28,455,246
LVMH Moet Hennessy Louis Vuitton SE	63,069	36,431,474
Orange SA	587,977	7,448,347
Pernod Ricard SA	58,019	11,104,367
Peugeot SA(a)	160,293	3,789,789
Publicis Groupe SA	77,911	3,549,877
Safran SA(a)	72,434	10,596,746
Sanofi	263,379	26,688,208
Sartorius Stedim Biotech	10,076	3,652,030
Schneider Electric SE	163,638	22,833,501
Societe Generale SA(a)	244,570	4,881,564
STMicroelectronics NV	156,908	6,160,093
Teleperformance	18,449	6,161,577
Thales SA	38,675	3,565,028
TOTAL SE	662,511	28,391,144
Unibail-Rodamco-Westfield	52,062	3,705,454
Valeo SA(c)	97,083	3,776,568
Vinci SA	93,830	9,596,468

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vivendi SA	210,680	$6,345,745
Worldline SA(a)(b)	56,902	5,275,126

		410,159,712

Germany — 8.6%
adidas AG(a)	53,018	16,952,193
Allianz SE, Registered	125,999	29,791,302
BASF SE	246,816	18,107,140
Bayerische Motoren Werke AG	106,410	9,297,085
Beiersdorf AG	41,987	4,708,075
Brenntag AG	49,746	3,811,963
Continental AG	27,118	3,704,481
Covestro AG(b)	64,662	3,616,049
Daimler AG, Registered	192,092	12,971,100
Delivery Hero SE(a)(b)	32,259	3,907,055
Deutsche Bank AG, Registered(a)	469,299	5,244,929
Deutsche Boerse AG	67,305	11,251,301
Deutsche Post AG, Registered	290,114	14,054,885
Deutsche Telekom AG, Registered	596,697	10,788,613
Deutsche Wohnen SE	89,833	4,517,542
E.ON SE	682,903	7,414,077
Fresenius Medical Care AG & Co. KGaA	39,621	3,341,321
Fresenius SE & Co. KGaA	92,289	4,139,852
HeidelbergCement AG	66,153	4,711,530
HelloFresh SE(a)	67,333	3,969,193
Henkel AG & Co. KGaA	41,185	3,985,577
Infineon Technologies AG	356,682	12,595,086
Knorr-Bremse AG	29,051	3,728,065
LEG Immobilien AG	25,931	3,705,488
Merck KGaA	54,378	8,706,532
MTU Aero Engines AG	15,178	3,593,963
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	39,699	11,093,178
Puma SE(a)	44,604	4,447,696
SAP SE	291,823	35,599,026
Siemens AG, Registered	239,399	32,073,322
Symrise AG	29,916	3,757,478
TeamViewer AG(a)(b)	80,494	3,844,735
Vonovia SE	114,179	7,850,668
Zalando SE(a)(b)	41,454	4,204,999

		315,485,499

Hong Kong — 3.1%
AIA Group Ltd.	3,078,600	33,734,546
BOC Hong Kong Holdings Ltd.	3,080,000	10,031,603
Hang Seng Bank Ltd.(c)	422,800	7,367,982
Hong Kong & China Gas Co. Ltd.(c)	2,396,200	3,690,504
Hong Kong Exchanges & Clearing Ltd.	337,700	16,788,079
Link REIT	494,400	4,336,562
MTR Corp. Ltd.	1,664,000	9,025,630
Sands China Ltd.	1,337,200	5,485,064
Sun Hung Kai Properties Ltd.	364,500	4,866,269
Swire Pacific Ltd., Class A	789,000	4,528,926
Swire Properties Ltd.	1,629,600	4,971,305
Techtronic Industries Co. Ltd.	309,000	3,959,903
Wharf Real Estate Investment Co. Ltd.	702,000	3,264,379

		112,050,752

Ireland — 0.7%
CRH PLC(a)	248,038	9,737,790
Flutter Entertainment PLC(a)	37,883	7,046,579
Kerry Group PLC, Class A	46,562	6,538,879

Security	Shares	Value

Ireland (continued)
Kingspan Group PLC(a)	40,963	$3,584,344

		26,907,592

Israel — 0.5%
Bank Hapoalim BM	731,612	4,797,057
Bank Leumi Le-Israel BM	168,088	944,969
CyberArk Software Ltd.(a)	33,482	3,846,077
Isracard Ltd.	1	4
Teva Pharmaceutical Industries Ltd., ADR(a)	380,597	3,619,477
Wix.com Ltd.(a)(c)	19,638	5,016,134

		18,223,718

Italy — 2.3%
Amplifon SpA(a)	84,445	3,391,009
Assicurazioni Generali SpA	293,133	5,021,244
CNH Industrial NV(a)	337,956	3,706,281
Enel SpA	2,385,881	23,887,892
Eni SpA	1,041,986	10,349,051
Ferrari NV	16,972	3,589,375
Intesa Sanpaolo SpA(a)	6,864,968	15,811,136
Nexi SpA(a)(b)	197,196	3,726,995
Snam SpA	666,615	3,750,193
Terna Rete Elettrica Nazionale SpA	483,815	3,629,852
UniCredit SpA(a)	540,632	5,589,460

		82,452,488

Japan — 24.8%
Advantest Corp.	51,700	3,599,540
Aeon Co. Ltd.	226,300	6,738,542
Ajinomoto Co. Inc.	168,200	3,517,239
Alfresa Holdings Corp.	166,700	3,341,194
Asahi Group Holdings Ltd.	89,900	3,480,473
Asahi Kasei Corp.	567,100	5,205,192
Astellas Pharma Inc.	563,000	8,009,691
Azbil Corp.	108,700	4,883,812
Bridgestone Corp.	134,000	4,682,772
Canon Inc.	198,000	3,519,473
Central Japan Railway Co.	26,000	3,316,231
Chugai Pharmaceutical Co. Ltd.	203,400	9,838,884
Dai Nippon Printing Co. Ltd.	187,400	3,515,266
Daifuku Co. Ltd.	37,700	4,374,682
Dai-ichi Life Holdings Inc.	300,600	4,740,702
Daiichi Sankyo Co. Ltd.	430,200	15,240,075
Daikin Industries Ltd.	66,100	15,001,261
Daiwa House Industry Co. Ltd.	207,300	6,361,640
Denso Corp.	149,400	7,062,024
East Japan Railway Co.	103,300	6,427,335
Eisai Co. Ltd.	75,600	5,718,122
ENEOS Holdings Inc.	1,293,600	4,447,428
FANUC Corp.	42,500	10,338,168
Fast Retailing Co. Ltd.	15,700	12,939,420
FUJIFILM Holdings Corp.	102,100	5,507,672
Fujitsu Ltd.	65,700	9,139,089
Hankyu Hanshin Holdings Inc.	129,200	4,225,097
Hitachi Ltd.	193,200	7,348,177
Honda Motor Co. Ltd.	420,000	11,565,860
Hoya Corp.	86,700	11,565,543
Ibiden Co. Ltd.	84,500	3,962,647
Idemitsu Kosan Co. Ltd.	167,500	3,492,160
Inpex Corp.	776,600	4,349,407
Isuzu Motors Ltd.	382,400	3,733,236
ITOCHU Corp.	495,400	13,105,355

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Exchange Group Inc.	169,100	$4,189,593
Japan Post Holdings Co. Ltd.	466,800	3,459,088
JFE Holdings Inc.(a)	409,400	3,753,406
Kansai Paint Co. Ltd.	127,400	3,866,900
Kao Corp.	141,500	10,595,368
KDDI Corp.	460,300	13,165,617
Keio Corp.	49,500	3,517,574
Keyence Corp.	42,300	21,617,521
Kikkoman Corp.	56,200	3,497,847
Kintetsu Group Holdings Co. Ltd.	80,400	3,569,907
Kirin Holdings Co. Ltd.	248,900	5,426,748
Komatsu Ltd.	317,700	7,738,749
Kubota Corp.	296,600	5,889,334
Kyocera Corp.	80,000	4,574,826
Kyowa Kirin Co. Ltd.	126,900	3,450,122
Kyushu Railway Co.	154,600	3,258,795
M3 Inc.	93,400	8,618,507
Marubeni Corp.	619,300	3,613,944
Mitsubishi Corp.	289,200	6,747,769
Mitsubishi Electric Corp.	368,600	5,420,744
Mitsubishi Estate Co. Ltd.	286,400	4,954,837
Mitsubishi Heavy Industries Ltd.	144,300	3,254,102
Mitsubishi UFJ Financial Group Inc.	2,125,200	9,140,755
Mitsui Fudosan Co. Ltd.	255,800	5,351,500
Miura Co. Ltd.	70,500	3,711,772
Mizuho Financial Group Inc.	650,200	8,277,540
MS&AD Insurance Group Holdings Inc.	243,100	7,075,603
Murata Manufacturing Co. Ltd.	155,800	13,639,877
NEC Corp.	69,900	3,774,030
Nexon Co. Ltd.	145,400	4,399,300
NGK Insulators Ltd.	237,200	3,773,817
NGK Spark Plug Co. Ltd.	194,700	3,530,834
Nidec Corp.	101,900	13,001,961
Nintendo Co. Ltd.	30,408	17,281,017
Nippon Building Fund Inc.	645	3,569,072
Nippon Express Co. Ltd.	52,000	3,480,796
Nippon Paint Holdings Co. Ltd.	42,300	5,423,649
Nippon Steel Corp.(a)	303,600	3,716,571
Nippon Telegraph & Telephone Corp.	338,200	7,994,850
Nippon Yusen KK	180,700	3,944,121
Nitto Denko Corp.	70,100	5,808,334
Nomura Holdings Inc.	754,800	3,793,001
Nomura Real Estate Master Fund Inc.	2,665	3,475,809
Nomura Research Institute Ltd.	141,600	4,786,766
Obayashi Corp.	395,700	3,491,192
Odakyu Electric Railway Co. Ltd.	123,200	3,739,420
Olympus Corp.	191,400	4,141,876
Omron Corp.	109,400	9,893,474
Ono Pharmaceutical Co. Ltd.	134,800	4,269,906
Oriental Land Co. Ltd.	52,900	9,012,405
ORIX Corp.	399,500	5,949,878
Osaka Gas Co. Ltd.	218,800	4,204,989
Otsuka Holdings Co. Ltd.	87,400	3,555,510
Panasonic Corp.	660,000	7,041,477
Rakuten Inc.	343,600	3,852,011
Recruit Holdings Co. Ltd.	302,300	12,755,886
Resona Holdings Inc.	1,540,600	5,402,996
Rohm Co. Ltd.	42,100	3,516,576
Santen Pharmaceutical Co. Ltd.	226,000	3,760,345
Secom Co. Ltd.	63,600	6,340,177

Security	Shares	Value

Japan (continued)
Sekisui Chemical Co. Ltd.	362,500	$6,267,921
Sekisui House Ltd.	304,000	5,475,061
Seven & i Holdings Co. Ltd.	122,400	3,888,863
SG Holdings Co. Ltd.	142,700	4,269,710
Shimadzu Corp.	105,500	3,799,113
Shimano Inc.	16,300	3,867,293
Shimizu Corp.	445,600	3,388,739
Shin-Etsu Chemical Co. Ltd.	71,200	11,699,947
Shionogi & Co. Ltd.	96,800	5,192,063
Shiseido Co. Ltd.	89,800	6,338,317
SMC Corp.	6,400	4,070,468
Softbank Corp.	709,800	8,743,592
SoftBank Group Corp.	370,200	25,817,256
Sohgo Security Services Co. Ltd.	69,900	3,747,216
Sompo Holdings Inc.	118,100	4,541,654
Sony Corp.	335,500	31,222,172
Stanley Electric Co. Ltd.	123,300	3,630,122
Sumitomo Chemical Co. Ltd.	2,013,500	7,144,522
Sumitomo Corp.	283,600	3,498,935
Sumitomo Metal Mining Co. Ltd.	126,800	4,726,652
Sumitomo Mitsui Financial Group Inc.	397,500	11,558,092
Sumitomo Mitsui Trust Holdings Inc.	211,800	6,197,092
Suzuki Motor Corp.	70,100	3,767,350
Sysmex Corp.	59,300	6,215,766
T&D Holdings Inc.	296,500	3,466,157
Takeda Pharmaceutical Co. Ltd.	410,994	14,760,705
TDK Corp.	32,300	4,559,636
Teijin Ltd.	212,300	3,632,157
Terumo Corp.	128,700	5,118,378
Tokio Marine Holdings Inc.	154,700	7,699,765
Tokyo Century Corp.	57,400	3,803,731
Tokyo Electron Ltd.	44,200	15,034,994
Tokyo Gas Co. Ltd.	172,500	3,878,458
Tokyu Corp.	301,400	3,662,180
Toray Industries Inc.	727,700	3,950,621
TOTO Ltd.	63,000	3,570,655
Toyota Motor Corp.	468,200	31,425,862
Toyota Tsusho Corp.	107,400	3,718,187
Unicharm Corp.	93,100	4,520,406
West Japan Railway Co.	81,000	3,700,638
Yamaha Corp.	65,100	3,720,892
Yamaha Motor Co. Ltd.	190,000	3,662,431
Yaskawa Electric Corp.	91,600	4,418,585
Yokogawa Electric Corp.	199,800	3,533,265

		909,259,419

Netherlands — 4.3%
Adyen NV(a)(b)	3,402	6,519,292
Aegon NV	982,751	3,686,576
Akzo Nobel NV	65,089	6,934,160
ArcelorMittal SA(a)	213,274	3,916,065
Argenx SE(a)	14,130	4,043,030
ASML Holding NV	113,246	49,288,868
Heineken NV	76,531	8,103,682
ING Groep NV(a)	918,491	8,981,859
Just Eat Takeaway.com NV(a)(b)	33,691	3,588,415
Koninklijke Ahold Delhaize NV	235,003	6,743,840
Koninklijke DSM NV	47,069	7,730,527
Koninklijke KPN NV	1,207,025	3,608,163
Koninklijke Philips NV(a)	198,461	10,293,618
Koninklijke Vopak NV	68,966	3,632,347

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
NN Group NV	90,207	$3,674,184
Prosus NV	118,853	12,914,895
QIAGEN NV(a)	77,249	3,734,094
Wolters Kluwer NV	102,037	8,580,579

		155,974,194

New Zealand — 0.4%
Auckland International Airport Ltd.(a)	672,065	3,674,706
Fisher & Paykel Healthcare Corp. Ltd.	153,783	3,882,186
Ryman Healthcare Ltd.	324,919	3,363,641
Xero Ltd.(a)	41,120	4,014,654

		14,935,187

Norway — 0.8%
DNB ASA(a)	207,644	3,778,180
Equinor ASA	628,952	9,956,312
Mowi ASA	162,515	3,303,844
Norsk Hydro ASA	970,084	3,943,164
Orkla ASA	518,373	4,986,719
Telenor ASA	299,393	5,119,693

		31,087,912

Portugal — 0.2%
Galp Energia SGPS SA	549,039	5,939,739

Singapore — 1.1%
CapitaLand Ltd.	2,151,600	5,026,878
City Developments Ltd.	755,700	4,399,836
DBS Group Holdings Ltd.	552,900	10,400,149
Keppel Corp. Ltd.	1,200,000	4,541,315
Oversea-Chinese Banking Corp. Ltd.	1,295,100	9,744,427
Singapore Telecommunications Ltd.	2,796,000	4,988,012

		39,100,617

Spain — 2.5%
Amadeus IT Group SA	113,538	7,803,878
Banco Bilbao Vizcaya Argentaria SA	2,240,643	10,533,406
Banco Santander SA(a)	2,956,775	8,550,438
CaixaBank SA	1,365,078	3,505,848
Cellnex Telecom SA(b)	60,629	3,835,089
Ferrovial SA	126,510	3,529,043
Ferrovial SA, New	1,217	33,947
Iberdrola SA	1,709,077	23,398,123
Industria de Diseno Textil SA	356,528	11,877,429
Naturgy Energy Group SA	191,171	4,421,501
Red Electrica Corp. SA	174,858	3,584,043
Repsol SA	675,815	6,514,164
Telefonica SA	789,649	3,454,320

		91,041,229
Sweden — 3.4%
Alfa Laval AB(a)	147,768	3,738,380
Assa Abloy AB, Class B	225,666	5,387,108
Atlas Copco AB, Class A	146,248	7,393,010
Atlas Copco AB, Class B	118,413	5,244,949
Boliden AB	213,761	7,388,096
Epiroc AB, Class B	286,207	4,562,708
Essity AB, Class B	249,135	7,923,016
Evolution Gaming Group AB(b)	47,501	4,073,538
Hennes & Mauritz AB, Class B(a)	232,340	4,934,991
Hexagon AB, Class B(a)	43,817	3,647,936
ICA Gruppen AB	74,508	3,613,090
Investor AB, Class B	84,173	5,844,041
Kinnevik AB, Class B	78,169	3,903,536

Security	Shares	Value

Sweden (continued)
Nibe Industrier AB, Class B(a)	131,786	$3,724,027
Sandvik AB(a)	301,963	6,793,483
Skandinaviska Enskilda Banken AB, Class A(a)	344,972	3,658,021
Skanska AB, Class B	151,598	3,613,635
SKF AB, Class B	153,098	3,781,900
Svenska Cellulosa AB SCA, Class B(a)	259,116	4,202,045
Svenska Handelsbanken AB, Class A(a)	364,119	3,709,438
Swedbank AB, Class A(a)	202,516	3,676,661
Tele2 AB, Class B	283,006	3,651,050
Telefonaktiebolaget LM Ericsson, Class B	733,920	9,000,440
Telia Co. AB	1,212,334	5,155,761
Volvo AB, Class B(a)	296,837	6,763,221

		125,384,081

Switzerland — 9.7%
ABB Ltd., Registered	448,646	11,878,984
Adecco Group AG, Registered	61,140	3,717,161
Alcon Inc.(a)	136,084	8,715,509
Barry Callebaut AG, Registered	1,910	4,116,216
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	415	3,554,982
Coca-Cola HBC AG	120,955	3,491,217
Credit Suisse Group AG, Registered	467,804	5,932,166
Geberit AG, Registered	10,280	6,211,377
Givaudan SA, Registered	3,201	13,096,768
Julius Baer Group Ltd.	68,983	3,995,878
Kuehne + Nagel International AG, Registered	31,620	7,184,617
LafargeHolcim Ltd., Registered	70,681	3,721,039
Logitech International SA, Registered	45,991	4,083,460
Lonza Group AG, Registered	24,826	15,620,114
Nestle SA, Registered	730,445	81,637,496
Novartis AG, Registered	525,817	47,784,121
Partners Group Holding AG	3,746	4,034,409
Roche Holding AG, NVS	173,013	57,151,815
SGS SA, Registered	2,944	8,419,326
Sika AG, Registered	30,386	7,783,622
Sonova Holding AG, Registered(a)	18,019	4,480,368
Straumann Holding AG, Registered	3,139	3,612,988
Swiss Re AG	91,085	8,352,896
Swisscom AG, Registered	16,585	8,793,549
UBS Group AG, Registered	925,613	13,179,224
Zurich Insurance Group AG	38,490	15,684,261

		356,233,563

United Kingdom — 13.7%
3i Group PLC	323,306	4,620,593
Antofagasta PLC	327,785	5,485,432
Ashtead Group PLC	130,462	5,540,450
Associated British Foods PLC	130,425	3,674,012
AstraZeneca PLC	327,884	34,165,709
Aviva PLC	1,022,883	4,386,305
BAE Systems PLC	887,306	5,970,370
Barclays PLC(a)	2,943,044	5,287,009
Barratt Developments PLC(a)	408,902	3,384,607
Berkeley Group Holdings PLC	63,186	3,900,641
BP PLC	7,972,112	26,357,792
British Land Co. PLC (The)	547,066	3,445,109
BT Group PLC	2,529,627	3,944,543
Bunzl PLC	106,028	3,339,226
Burberry Group PLC	166,477	3,842,789
Coca-Cola European Partners PLC	87,936	3,928,980

4

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Compass Group PLC	394,085	$6,965,867
Croda International PLC	70,872	5,635,425
DCC PLC	45,047	3,417,153
Diageo PLC	693,063	26,647,871
Experian PLC	201,708	7,125,417
Ferguson PLC	79,283	8,916,527
Fiat Chrysler Automobiles NV(a)	236,657	3,698,840
GlaxoSmithKline PLC	1,317,047	24,089,021
Glencore PLC(a)	2,491,603	7,047,006
GVC Holdings PLC(a)	278,894	3,855,552
HSBC Holdings PLC	4,694,758	24,334,475
Informa PLC(a)	466,415	3,301,487
InterContinental Hotels Group PLC(a)	58,911	3,651,677
Intertek Group PLC	48,114	3,547,033
J Sainsbury PLC	1,302,250	3,670,117
Johnson Matthey PLC	117,829	3,498,519
Kingfisher PLC(a)	960,768	3,509,392
Legal & General Group PLC	1,680,643	5,669,934
Lloyds Banking Group PLC(a)	13,874,102	6,597,754
London Stock Exchange Group PLC	75,099	8,127,146
M&G PLC	1,422,175	3,560,013
Melrose Industries PLC(a)	1,614,524	3,308,645
Mondi PLC	244,849	5,419,761
National Grid PLC	1,031,794	11,686,675
Natwest Group PLC(a)	1,697,398	3,503,406
Next PLC	42,049	3,678,128
Ocado Group PLC(a)	108,928	3,209,513
Persimmon PLC	91,950	3,260,447
Prudential PLC	585,298	9,138,493
Reckitt Benckiser Group PLC	168,790	14,836,581
RELX PLC	598,220	13,956,465
Rentokil Initial PLC(a)	486,426	3,229,480
Rio Tinto PLC	317,518	20,491,432
Rolls-Royce Holdings PLC	2,610,619	3,683,968
Sage Group PLC (The)	450,479	3,638,541
Schroders PLC	94,917	4,079,081
Segro PLC	540,995	6,586,966
Smith & Nephew PLC	189,603	3,672,907
Smiths Group PLC	178,408	3,475,097
Spirax-Sarco Engineering PLC	23,989	3,566,151
SSE PLC	345,798	6,190,826
St. James’s Place PLC	267,078	3,636,935
Standard Chartered PLC(a)	832,415	5,025,367
Standard Life Aberdeen PLC	1,039,539	3,759,647
Taylor Wimpey PLC(a)	1,641,747	3,374,296
Tesco PLC	2,420,770	7,336,293
Unilever PLC	256,867	15,675,335
Unilever PLC	327,079	19,883,412
United Utilities Group PLC	289,192	3,476,315
Vodafone Group PLC	6,546,078	10,808,812

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC(a)	87,305	$3,532,827
Wm Morrison Supermarkets PLC	1,498,160	3,597,211
WPP PLC	363,509	3,521,355

		502,380,161

Total Common Stocks — 98.9% (Cost: $3,105,178,104)		3,619,524,996

Preferred Stocks

Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	37,755	4,075,465
Sartorius AG, Preference Shares, NVS	9,488	4,335,524

		8,410,989

Total Preferred Stocks — 0.3% (Cost: $5,506,391)		8,410,989

Rights

Spain — 0.0%
Banco Santander SA (Expires 12/03/20)(a)	2,916,091	365,217

Total Rights — 0.0% (Cost: $327,280)		365,217

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	13,897,254	13,905,592
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	1,280,000	1,280,000

		15,185,592

Total Short-Term Investments — 0.4% (Cost: $15,186,876)		15,185,592

Total Investments in Securities — 99.6% (Cost: $3,126,198,651)		3,643,486,794

Other Assets, Less Liabilities — 0.4%		15,888,610

Net Assets — 100.0%		$3,659,375,404

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI EAFE ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$18,348,810	$—		$(4,435,355	)(a)	$(7,439)	$(424)	$13,905,592	13,897,254	$59,390	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	430,000	850,000	(a)	—		—	—	1,280,000	1,280,000	140		—

						$(7,439)	$(424)	$15,185,592		$59,530		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	28	12/17/20	$3,368	$203,151
Euro STOXX 50 Index	325	12/18/20	13,626	680,966
FTSE 100 Index	73	12/18/20	6,132	206,435
TOPIX Index	62	12/10/20	10,438	538,368

				$1,628,920

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,619,491,049	$33,947	$—	$3,619,524,996
Preferred Stocks	8,410,989	—	—	8,410,989
Rights	365,217	—	—	365,217
Money Market Funds	15,185,592	—	—	15,185,592

	$3,643,452,847	$33,947	$—	$3,643,486,794

Derivative financial instruments(a)
Assets
Futures Contracts	$1,628,920	$—	$—	$1,628,920

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

6